UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    1346049 Ontario Limited
Address: 22 St. Clair Avenue East, 18th Floor
         Toronto, Ontario, Canada  M4T 2S3

13F File Number:  028-11017

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Randall Abramson
Title:     President
Phone:     416-956-9330

Signature, Place, and Date of Signing:

      /s/  Randall Abramson     Toronto, Ontario, Canada     January 25, 2010

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         1

Form 13F Information Table Entry Total:    36

Form 13F Information Table Value Total:    $78,848 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name

01   028-11562                     Trapeze Asset Management Inc.

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABB LTD                        SPONSORED ADR    000375204      253    13220 SH       DEFINED 01                  0    13220        0
AETNA INC NEW                  COM              00817Y108     8751   276044 SH       DEFINED 01                  0   276044        0
BAYTEX ENERGY TR               TRUST UNIT       073176109     1193    42209 SH       DEFINED                     0    42209        0
BECTON DICKINSON & CO          COM              075887109      420     5325 SH       DEFINED 01                  0     5325        0
BERKSHIRE HATHAWAY INC DEL     CL B             084670207      378      115 SH       DEFINED 01                  0      115        0
BOEING CO                      COM              097023105      259     4780 SH       DEFINED 01                  0     4780        0
BURGER KING HLDGS INC          COM              121208201      379    20125 SH       DEFINED 01                  0    20125        0
CANADIAN NAT RES LTD           COM              136385101      440     6084 SH       DEFINED 01                  0     6084        0
CANO PETE INC                  COM              137801106     2477  2527189 SH       DEFINED 01                  0  2527189        0
CENTRAL GOLDTRUST              TR UNIT          153546106      301     6840 SH       DEFINED 01                  0     6840        0
CISCO SYS INC                  COM              17275R102      410    17140 SH       DEFINED 01                  0    17140        0
CLOROX CO DEL                  COM              189054109    10435   171065 SH       DEFINED 01                  0   171065        0
CLOROX CO DEL                  COM              189054109        1      500 SH  CALL DEFINED                     0      500        0
COMPUCREDIT CORP               NOTE 3.625% 5/3  20478NAB6     1655  4436000 PRN      DEFINED 01                  0  4436000        0
COMPUCREDIT CORP               NOTE 5.875%11/3  20478NAD2        2     6000 PRN      DEFINED                     0     6000        0
CVS CAREMARK CORPORATION       COM              126650100     9173   284800 SH       DEFINED 01                  0   284800        0
FIRST SOLAR INC                COM              336433107      401     2960 SH       DEFINED 01                  0     2960        0
GAMESTOP CORP NEW              CL A             36467W109     4719   215100 SH       DEFINED 01                  0   215100        0
GAMESTOP CORP NEW              CL A             36467W109        0     1800 SH  CALL DEFINED                     0     1800        0
GAMESTOP CORP NEW              CL A             36467W109       25    55000 SH  CALL DEFINED 01                  0    55000        0
INTUITIVE SURGICAL INC         COM NEW          46120E602      759     2500 SH       DEFINED                     0     2500        0
ISHARES TR INDEX               FTSE XNHUA IDX   464287184      341     8063 SH       DEFINED 01                  0     8063        0
JACK IN THE BOX INC            COM              466367109     9736   494985 SH       DEFINED 01                  0   494985        0
JACK IN THE BOX INC            COM              466367109      181   113000 SH  CALL DEFINED 01                  0   113000        0
JOHNSON & JOHNSON              COM              478160104     1070    16610 SH       DEFINED 01                  0    16610        0
KROGER CO                      COM              501044101    10271   500300 SH       DEFINED 01                  0   500300        0
NEW GOLD INC CDA               COM              644535106      560   154755 SH       DEFINED 01                  0   154755        0
NORTHERN DYNASTY MINERALS LT   COM NEW          66510M204      823    98832 SH       DEFINED 01                  0    98832        0
PFIZER INC                     COM              717081103      426    23400 SH       DEFINED 01                  0    23400        0
RETAIL VENTURES INC            COM              76128Y102      187    21000 SH       DEFINED 01                  0    21000        0
RUBY TUESDAY INC               COM              781182100    11087  1539917 SH       DEFINED 01                  0  1539917        0
STRYKER CORP                   COM              863667101      220     4375 SH       DEFINED 01                  0     4375        0
SUNCOR ENERGY INC NEW          COM              867224107      529    14930 SH       DEFINED                     0    14930        0
TORONTO DOMINION BK ONT        COM NEW          891160509      213     3400 SH       DEFINED 01                  0     3400        0
TRANSCANADA CORP               COM              89353D107      500    14525 SH       DEFINED 01                  0    14525        0
WAL MART STORES INC            COM              931142103      273     5100 SH       DEFINED 01                  0     5100        0